Senior Notes (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Debt Instrument [Line Items]
Net carrying amount	$ 259,513		$ 258,827
Senior Notes
Debt Instrument [Line Items]
Principal	259,581		258,948
Less: debt discount, net	(68)	[1]	(121)	[1]
Net carrying amount	$ 259,513		$ 258,827

[1]	Included in the consolidated balance sheets within RMB-denominated US$-settled senior notes and is amortized over the remaining life of the Senior Notes.